CONSOLIDATED STATEMENTS OF OPERATIONS -10Q - USD ($)		3 Months Ended				6 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues, net		$ 28,022,026		$ 25,271,126		$ 52,383,739	$ 50,863,280
Cost of revenues		20,234,936		19,110,583		39,380,193	39,065,280
Gross profit		7,787,090		6,160,543		13,003,546	11,798,000
Operating expenses:
General and administrative expenses		9,893,454		9,216,398		20,136,477	18,418,080
Research and development		1,612,530		394,835		1,726,436	586,765
Gain on sale of property		0		(5,822,450)		0	(5,822,450)
Total operating expenses		11,505,984		3,788,783		21,862,913	13,182,395
Loss from operations		(3,718,894)		2,371,760		(8,859,367)	(1,384,395)
Other income (expenses)
Interest expense		(1,108,745)		(962,474)		(2,107,615)	(1,571,435)
Other income		15,906		258,660		59,106	291,379
Total other income (expenses)		(1,092,839)		(703,814)		(2,048,509)	(1,280,056)
Loss before income tax		(4,811,733)		1,667,946		(10,907,876)	(2,664,451)
Income tax		(259,867)		128,140		(586,867)	(204,697)
Net loss		$ (4,551,866)	[1]	$ 1,539,806	[1]	$ (10,321,009)	$ (2,459,754)
Weighted average shares outstanding:
Basic (in shares)	[2]	25,103,271		22,899,822		25,076,452	22,890,560
Diluted (in shares)	[2]	25,103,271		22,899,822		25,076,452	22,890,560
Basic loss per share (in dollars per share)		$ (0.18)		$ 0.07		$ (0.41)	$ (0.11)
Diluted loss per share (in dollars per share)		$ (0.18)		$ 0.07		$ (0.41)	$ (0.11)

[1]	Current and prior period results have been adjusted to reflect the one-for-eight stock split effected in May 2023. See Note 6, Stockholders' Equity for details.
[2]	Current and prior period results have been adjusted to reflect the one-for-eight stock split effected in May 2023. See Note 6, Stockholders' Equity for details.